Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 12,673	$ 4,797	$ 1,416
Receivables	3,320	4,169	3,614
Due from related party	3,864	3,864	3,000
Other current assets			1,265
Total current assets	19,857	12,830	9,295
Fixed Assets, net	1,574	1,755
Total assets	21,431	14,585	9,295
Current liabilities
Accounts payable and accrued liabilities	232,375	249,534	88,388
Due to related parties	11,750	11,750	10,000
Loans payable	19,566	8,631	1,112
Convertible notes payable, net of discount	186,060	132,518	68,369
Total current liabilities	449,751	402,433	167,869
Total liabilities	449,751	402,433	167,869
Stockholders' deficit
Preferred stock, 10,000,000 shares authorized, $0.0001 par value, none issued and outstanding
Common stock; $0.0001 par value; 250,000,000 shares authorized; 77,437,130, 67,082,130 and 67,082,130 shares issued and outstanding as of March 31, 2015, December 31, 2014 and December 2013, respectively	7,734	7,734	6,708
Additional paid in capital	227,000	227,000	847
Accumulated deficit	(663,054)	(622,582)	(166,129)
Total stockholders' deficit	(428,320)	(387,848)	(158,574)
Total liabilities and stockholders' deficit	$ 21,431	$ 14,585	$ 9,295